J.P. MORGAN FUNDS

JPMorgan Total Emerging Markets Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated April 8, 2015 to the

Prospectuses dated March 1, 2015, as supplemented

Effective immediately, the portfolio manager information for the JPMorgan Total Emerging Markets Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Richard Titherington	2011	Managing Director
Pierre-Yves Bareau	2011	Managing Director
Joanne Baxter	2014	Executive Director
George Iwanicki, Jr.	2013	Managing Director

In addition, the paragraphs entitled “The Fund’s Management and Administration—The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

The portfolio management team is led by Richard Titherington, Pierre-Yves Bareau, Joanne Baxter and George Iwanicki, Jr., each of whom contributes to the management of the Fund. Mr. Titherington, a Managing Director, has been an employee of JPMIM and its affiliates since 1986. Mr. Titherington is the chief investment officer and head of the Emerging Markets Equity Team. Mr. Bareau is a Managing Director of JPMIM. Before joining JPMIM in October 2009, Mr. Bareau was the Chief Investment Officer for Fortis Investments for emerging markets debt for more than 10 years. Ms. Baxter, Executive Director, is a portfolio manager within the Emerging Markets Debt team in the Global Fixed Income, Currency & Commodities (GFICC) group. Based in London, she specializes in managing asset allocation and total return portfolios within EMD. Prior to joining the firm in 2010, Ms. Baxter served as a trader/ portfolio manager within the emerging markets debt team at Ashmore Group, specializing in CEEMEA credits. Mr. Iwanicki, Jr., a Managing Director, is a portfolio manager and the global macro strategist within the Emerging Markets Equity Team based in New York. An employee since 1992, Mr. Iwanicki is responsible for portfolio construction and chairs the Asset Allocation Committee.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-TEM-PM-415

J.P. MORGAN FUNDS

JPMorgan Total Emerging Markets Fund

(All Share Classes)

(as series of JPMorgan Trust I)

Supplement dated April 8, 2015

to the Statement of Additional Information

dated March 1, 2015, as supplemented

Effective immediately, the portfolio managers’ information for the JPMorgan Total Emerging Markets Fund in the section entitled “Portfolio Managers” of the Statement of Additional Information is hereby replaced with the following:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio managers as of October 31, 2014:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Total Emerging Markets Fund
Richard Titherington	3	3,715,071	21	7,047,657	2	280,721
Pierre-Yves Bareau	5	2,958,878	18	11,945,220	21	7,060,694
Joanne Baxter	1	913,947	4	1,587,770	1	125,700
George Iwanicki, Jr.	8	2,782,701	5	775,564	12	4,477,030

SUP-SAI-TEM-PM-415

The following table shows information on the other accounts managed by the portfolio managers that have advisory fees wholly or partly based on performance as of October 31, 2014:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Total Emerging Markets Fund
Richard Titherington	0	0	4	744,390	3	658,999
Pierre-Yves Bareau	0	0	1	961,287	0	0
Joanne Baxter	0	0	1	49,906	0	0
George Iwanicki, Jr.	0	0	2	1,812,492	1	248,374

Portfolio Managers – Ownership of Securities

The following table indicates for each Fund the dollar range of securities beneficially owned by each portfolio manager, as of October 31, 2014.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Total Emerging Markets Fund
Richard Titherington	X
Pierre-Yves Bareau	X
Joanne Baxter	X
George Iwanicki, Jr.	X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE